UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON D.C. 20549
                             FORM 13F
                     FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 06/30/2012
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                             Cambridge Financial Group, Inc.
Address:                          4100 Horizons Drive
                                  Suite 200
                                  Columbus, OH  43220
13F File Number:

The institutional investment manager filing this report
and the person by whom it is signed hereby represent that
the person signing the report is authorized to submit it,
that all information contained herein is true, correct
and complete, and that it is understood that all required
items, statements, schedules, lists, and tables, are
considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:                 Gregory J. Bauer
Title:                Managing Director
Phone:                614-457-1530
Signature,            Place,                and Date of Signing:
                      Columbus, Ohio        8/14/2012
Report Type (Check only one.):
                               [ X]        13F HOLDINGS REPORT.
                               [  ]        13F NOTICE.
                               [  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
Form 13F Information Table Entry Total:      30
Form 13F Information Table Value Total:      301520
List of Other Included Managers:
No.  13F File Number

Information Table:

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
______________________________ ________________ _________ ________ ________ ___ ____ _______ ____________ ________ ________ ________
Apple                           COM             037833100     9825    16824 SH       SOLE                    16824
ARCHER DANIELS MIDLAND CO       COM             039483102    10018   339352 SH       SOLE                   339352
BOEING CO                       COM             097023105    10507   141415 SH       SOLE                   141415
Bemis Co                        COM             081437105    10238   326688 SH       SOLE                   326688
Bristol-Myers Squibb            COM             110122108    10928   303980 SH       SOLE                   303980
Cardinal Health                 COM             14149Y108    10604   252481 SH       SOLE                   252481
COMCAST CORP NEW                COM             20030N101    11085   346742 SH       SOLE                   346742
Costco Wholesale Corp           COM             22160K105    11219   118094 SH       SOLE                   118094
CVS CAREMARK                    COM             126650100    11116   237868 SH       SOLE                   237868
Discover Financial Svcs         COM             254709108    10651   308007 SH       SOLE                   308007
Fastenal Company                COM             311900104     7749   192233 SH       SOLE                   192233
F5 Networks                     COM             315616102     7206    72375 SH       SOLE                    72375
General Dynamics                COM             369550108     9804   148634 SH       SOLE                   148634
Home Depot                      COM             437076102    11784   222374 SH       SOLE                   222374
Humana                          COM             444859102     8239   106386 SH       SOLE                   106386
INTERNATIONAL BUSINESS MACHS    COM             459200101    10228    52298 SH       SOLE                    52298
Intel Corp                      COM             458140100    10454   392287 SH       SOLE                   392287
Johnson Controls                COM             478366107     8604   310511 SH       SOLE                   310511
Masco Corp                      COM             574599106    10868   783552 SH       SOLE                   783552
MCDONALDS CORP                  COM             580135101     9685   109396 SH       SOLE                   109396
Merck & Co.                     COM             58933Y105    10916   261470 SH       SOLE                   261470
O'REILLY AUTOMOTIVE             COM             67103H107     9069   108265 SH       SOLE                   108265
Spectra Energy                  COM             847560109     8746   300977 SH       SOLE                   300977
Sysco Corp                      COM             871829107    10513   352658 SH       SOLE                   352658
Target Corp                     COM             87612E106    10996   188965 SH       SOLE                   188965
UnitedHealth Group              COM             91324P102    10488   179287 SH       SOLE                   179287
U.S. Bancorp                    COM             902973304    10010   311265 SH       SOLE                   311265
V F Corporation                 COM             918204108     8950    67066 SH       SOLE                    67066
Walgreen                        COM             931422109     8771   296519 SH       SOLE                   296519
WAL MART STORES INC             COM             931142103    12249   175683 SH       SOLE                   175683